UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ]: Amendment Number:

This Amendment (Check only one):  	[ ]  is a restatement
                                	[ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 		Prime Capital Management Company Limited
Address: 	Unit 2303,23/F,Low Block, Grand Millennium Plaza,
		181 Queen's Road, Central ,Hong Kong


Form 13F File Number:	  028-14988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Chan To
Title: 		Chief Compliance Officer
Phone: 		852-36025260

Signature, Place and Date of Signing:

           /s/ Chan To				   Hong Kong     	   May 23, 2012
 	    [Signature]		                 [City, State]			[Date]

Report Type (Check only one):
[X] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
manager are reported in 	this report.)
[ ] 	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]  	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

0
Form 13F Information Table Entry
Total:

5
Form 13F Information Table Value
Total:

$70,624
(in thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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FORM 13F INFORMATION TABLE
Quarter Ended March 31, 2011

COLUMN 1	             COLUMN 2	     COLUMN 3	COLUMN 4  COLUMN 5	      COLUMN 6    COLUMN 7   COLUMN 8
---------------------------  -----------     ---------  --------  ----------------    ----------  --------   ---------------------
NAME OF ISSUER	             CLASS TITLE     CUSIP	VALUE 	  SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
                                                        (X$1,000) PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
---------------------------  -----------     ---------  --------- ----------------    ----------  --------   ----------------------

CNINSURE INC	             SPONSORED ADR  18976M103 	4,093	  315,800    SH	       SOLE		     315,800
GIANT INTERACTIVE GROUP INC  ADR	    374511103 	8,534	  1,145,549  SH	       SOLE		     1,145,549
HOLLYSYS AUTOMATION TECHNOLO COM	    G45667105   16,588	  1,247,233  SH	       SOLE		     1,247,233
MINDRAY MEDICAL INTL LTD     SPON ADR	    602675100 	252	  10,000     SH	       SOLE		     10,000
SINA CORP	             ORD	    G81477104 	41,157	  384,500    SH	       SOLE		     384,500



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